Contract Liabilities - Summary of Significant Changes In The Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contract with Customer, Liability [Roll Forward]
Balance	$ 5,265	$ 0
Increases due to amounts collected	2,300	5,450
Revenues recognized from current period increases		(185)
Revenues recognized from current period increases	(1,506)
Balance	$ 6,059	$ 5,265